Contingent Assets and Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Contingent Assets And Liabilities [Line Items]
Contingent assets outstanding	$ 0	$ 0
CALHNI | Top of Range
Disclosure Of Contingent Assets And Liabilities [Line Items]
Aggregated milestone payments	$ 2,200,000